SHARE-BASED PAYMENTS (Schedule of Outstanding Option Activity) (Details) - Stock Options	12 Months Ended
Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Options at beginning of period | shares	636,818
Exercised, options | shares	(127,350)
Expired unexercised, options | shares	(509,468)
Outstanding, options, Weighted average exercise price, beginning | $ / shares	$ 5.62
Exercised, options, Weighted average exercise price | $ / shares	3.22
Expired unexercised, Weighted average exercise price | $ / shares	$ 6.21